Oct. 19, 2023

Supplement dated October 19, 2023 (“Supplement”) to the

Fund’s Summary Prospectus and Prospectus,

each dated August 31, 2023

Important Notice Regarding Changes to the Fund

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

At a meeting held on October 18, 2023, the Board of Trustees (“Board”) of IndexIQ Active ETF Trust (“Trust”) considered and approved, among other related proposals: (i) appointing MacKay Shields LLC (“MacKay Shields”) as the Fund’s subadvisor and the related subadvisory agreement, subject to shareholder approval; (ii) changing the Fund’s name; (iii) a modification to the Fund’s investment strategy; (iv) the operation of the Fund in accordance with updated exemptive relief regarding the hiring and termination of affiliated subadvisors; and (iv) filing proxy materials. These changes are expected to become effective on or about January 18, 2024, if shareholders of the Fund approve item (i) above (the “Proposal”) prior to that date.

As a result, effective on or about January 18, 2024, the following changes will be made to the Summary Prospectus and Prospectus if shareholders approve the Proposal prior to that date:

IQ Ultra Short Duration ETF
Principal Investment Strategies.

a.	In the first paragraph of the section entitled “Principal Investment Strategies" in the Summary Prospectus and Prospectus, the third, fourth and fifth sentences are deleted in their entirety and replaced with the following:

If NRSROs assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality. Debt securities in which the Fund may invest include all types of debt obligations such as U.S. government securities (including Treasury notes, and obligations, such as repurchase agreements, secured by such instruments), agency securities, corporate bonds, municipal bonds, instruments of non-U.S. issuers, asset-backed securities (“ABS”) (including collateralized debt and loan obligations, residential mortgage-backed securities, and commercial mortgage-backed securities), commercial paper, debentures, floating rate bonds, and convertible corporate bonds.

b.	The following is added to the end of the first paragraph of the section entitled “Principal Investment Strategies” in the Summary Prospectus and Prospectus:

The Fund may invest up to 10% of its net assets in underlying funds, including exchange-traded funds (ETFs), mutual funds and closed-end funds. The Fund may also invest in derivatives, such as futures, forwards, treasury futures, options, forward commitments and swap agreements, including interest rate, total return and credit default swaps to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings or manage duration. The Fund generally expects to hedge any foreign currency exposure back to U.S. dollars.

Principal Risks. Exchange Traded Products Risk and Municipal Bond Risk are added as a principal risk of the Fund, and the following are added in the section entitled “Principal Risks” in the Summary Prospectus and Prospectus:
IQ Ultra Short Duration ETF | Exchange Traded Products Risk [Member]

Exchange Traded Products Risk

Unlike an investment in a mutual fund, the value of the Fund’s investment in other exchange-traded funds or exchange-traded investment products (“ETPs”) is based on its market price (rather than NAV) and the Fund could lose money due to premiums/discounts of the ETP (which could cause the Fund to buy shares at market prices that are higher than their value or sell shares at market prices that are lower than their value); the failure of an active trading market to develop; or exchange trading halts or delistings. An investment in the Fund will entail more costs and expenses than a direct investment in any underlying ETP. As the Fund’s allocations to underlying ETPs changes, or the expense ratio of underlying ETPs change, the operating expenses borne by the Fund from such investments may increase or decrease. Federal law prohibits the Fund from acquiring investment company shares, including shares of other registered investment companies (including ETFs), in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Fund from allocating its investment in an optimal manner.

IQ Ultra Short Duration ETF | Municipal Bond Risk [Member]

Municipal Bond Risk

Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of Municipal Bonds that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. The values of Municipal Bonds held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. This risk would be heightened to the extent that the Fund invests a substantial portion of its assets in Municipal Bonds issued pursuant to similar projects or whose interest is paid solely from revenues of similar projects. In addition, income from Municipal Bonds held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities. There are various different types of Municipal Bonds, each with its own unique risk profile. Some of these risks include:

IQ Ultra Short Duration ETF | General Obligation Bonds Risk [Member]
General Obligation Bonds Risk — timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;
IQ Ultra Short Duration ETF | Revenue Bonds (including Industrial Development Bonds) Risk [Member]
Revenue Bonds (including Industrial Development Bonds) Risk — timely payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;
IQ Ultra Short Duration ETF | Private Activity Bonds Risk [Member]
Private Activity Bonds Risk — municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bonds, and payment under these bonds depends on the private enterprise’s ability to do so;
IQ Ultra Short Duration ETF | Moral Obligation Bonds Risk [Member]
Moral Obligation Bonds Risk — moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;
IQ Ultra Short Duration ETF | Municipal Notes Risk [Member]
Municipal Notes Risk — municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel for the issuer at the time of issuance, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and
IQ Ultra Short Duration ETF | Municipal Lease Obligations Risk [Member]
Municipal Lease Obligations Risk — in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.